Long-term Debt - Trust and Hybrid Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2011
Trust Securities [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	20,194,000,000
Notes Payable [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	21,024,000,000
Bank of America Corporation [Member] | Capital Trust One [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	7.00%
Bank of America Corporation [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	7.00%
Bank of America Corporation [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	7.00%
Bank of America Corporation [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	6.00%
Bank of America Corporation [Member] | Capital Trust Five [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	6.00%
Bank of America Corporation [Member] | Capital Trust Six [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	6.00%
Bank of America Corporation [Member] | Capital Trust Seven [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	5.00%	[1]
Bank of America Corporation [Member] | Capital Trust Eight [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	6.00%
Bank of America Corporation [Member] | Capital Trust Ten [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	6.00%
Bank of America Corporation [Member] | Capital Trust Eleven [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	7.00%
Bank of America Corporation [Member] | Capital Trust Twelve [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	7.00%
Bank of America Corporation [Member] | Capital Trust Thirteen [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	0.40%
Bank of America Corporation [Member] | Capital Trust Fourteen [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	5.63%
Bank of America Corporation [Member] | Capital Trust Fifteen [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	0.80%
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust One [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	574,000,000
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	898,000,000
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	500,000,000
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	367,000,000
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	514,000,000
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Six [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	177,000,000
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Seven [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	260,000,000	[1]
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Eight [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	526,000,000
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Ten [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	891,000,000
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Eleven [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	802,000,000
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Twelve [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	863,000,000
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Thirteen [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	141,000,000
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Fourteen [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	492,000,000
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Fifteen [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	54,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust One [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	592,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	926,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	516,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	379,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	530,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Six [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	208,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Seven [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	258,000,000	[1]
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Eight [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	542,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Ten [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	919,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Eleven [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	833,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Twelve [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	890,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Thirteen [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	141,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Fourteen [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	492,000,000
Bank of America Corporation [Member] | Notes Payable [Member] | Capital Trust Fifteen [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	54,000,000
Nations Bank [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	8.00%
Nations Bank [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	0.55%
Nations Bank [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	8.00%
Nations Bank [Member] | Trust Securities [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	289,000,000
Nations Bank [Member] | Trust Securities [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	231,000,000
Nations Bank [Member] | Trust Securities [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	427,000,000
Nations Bank [Member] | Notes Payable [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	300,000,000
Nations Bank [Member] | Notes Payable [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	246,000,000
Nations Bank [Member] | Notes Payable [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	442,000,000
Bank America [Member] | Institutional Capital A [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	8.00%
Bank America [Member] | Institutional Capital B [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	8.00%
Bank America [Member] | Capital Two [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	8.00%
Bank America [Member] | Capital Three [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	0.57%
Bank America [Member] | Trust Securities [Member] | Institutional Capital A [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	450,000,000
Bank America [Member] | Trust Securities [Member] | Institutional Capital B [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	300,000,000
Bank America [Member] | Trust Securities [Member] | Capital Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	450,000,000
Bank America [Member] | Trust Securities [Member] | Capital Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	174,000,000
Bank America [Member] | Notes Payable [Member] | Institutional Capital A [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	464,000,000
Bank America [Member] | Notes Payable [Member] | Institutional Capital B [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	309,000,000
Bank America [Member] | Notes Payable [Member] | Capital Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	464,000,000
Bank America [Member] | Notes Payable [Member] | Capital Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	186,000,000
Barnett [Member] | Capital Three [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	0.625%
Barnett [Member] | Trust Securities [Member] | Capital Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	250,000,000
Barnett [Member] | Notes Payable [Member] | Capital Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	258,000,000
Fleet [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes	8.00%
Fleet [Member] | Capital Trust Five [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.00%
Fleet [Member] | Capital Trust Eight [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.07
Fleet [Member] | Capital Trust Nine [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.06
Fleet [Member] | Trust Securities [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	203,000,000
Fleet [Member] | Trust Securities [Member] | Capital Trust Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	108,000,000
Fleet [Member] | Trust Securities [Member] | Capital Trust Eight [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	534,000,000
Fleet [Member] | Trust Securities [Member] | Capital Trust Nine [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	175,000,000
Fleet [Member] | Notes Payable [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	211,000,000
Fleet [Member] | Notes Payable [Member] | Capital Trust Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	116,000,000
Fleet [Member] | Notes Payable [Member] | Capital Trust Eight [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	550,000,000
Fleet [Member] | Notes Payable [Member] | Capital Trust Nine [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	180,000,000
BankBoston [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	0.75%
BankBoston [Member] | Capital Trust Five [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	0.60%
BankBoston [Member] | Trust Securities [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	114,000,000
BankBoston [Member] | Trust Securities [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	155,000,000
BankBoston [Member] | Notes Payable [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	122,000,000
BankBoston [Member] | Notes Payable [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	163,000,000
Progress [Member] | Capital Trust One [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.11
Progress [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.11
Progress [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	3.35%
Progress [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	3.35%
Progress [Member] | Trust Securities [Member] | Capital Trust One [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	9,000,000
Progress [Member] | Trust Securities [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	6,000,000
Progress [Member] | Trust Securities [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	10,000,000
Progress [Member] | Trust Securities [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	5,000,000
Progress [Member] | Notes Payable [Member] | Capital Trust One [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	9,000,000
Progress [Member] | Notes Payable [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	6,000,000
Progress [Member] | Notes Payable [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	10,000,000
Progress [Member] | Notes Payable [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	5,000,000
MBNA [Member] | Capital Trust A [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.08
MBNA [Member] | Capital Trust B [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	0.80%
MBNA [Member] | Capital Trust D [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.08
MBNA [Member] | Capital Trust E [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.08
MBNA [Member] | Trust Securities [Member] | Capital Trust A [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	250,000,000
MBNA [Member] | Trust Securities [Member] | Capital Trust B [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	115,000,000
MBNA [Member] | Trust Securities [Member] | Capital Trust D [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	300,000,000
MBNA [Member] | Trust Securities [Member] | Capital Trust E [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	200,000,000
MBNA [Member] | Notes Payable [Member] | Capital Trust A [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	258,000,000
MBNA [Member] | Notes Payable [Member] | Capital Trust B [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	124,000,000
MBNA [Member] | Notes Payable [Member] | Capital Trust D [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	309,000,000
MBNA [Member] | Notes Payable [Member] | Capital Trust E [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	206,000,000
ABN AMRO North America [Member] | Series One [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.75%
ABN AMRO North America [Member] | Series Two [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.75%
ABN AMRO North America [Member] | Series Three [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.75%
ABN AMRO North America [Member] | Series Four [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.75%
ABN AMRO North America [Member] | Series Five [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.75%
ABN AMRO North America [Member] | Series Six [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.75%
ABN AMRO North America [Member] | Series Seven [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.75%
ABN AMRO North America [Member] | Series Nine [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.75%
ABN AMRO North America [Member] | Series Ten [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.75%
ABN AMRO North America [Member] | Series Eleven [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.75%
ABN AMRO North America [Member] | Series Twelve [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.75%
ABN AMRO North America [Member] | Series Thirteen [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.75%
ABN AMRO North America [Member] | Trust Securities [Member] | Series One [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	77,000,000
ABN AMRO North America [Member] | Trust Securities [Member] | Series Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	77,000,000
ABN AMRO North America [Member] | Trust Securities [Member] | Series Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	77,000,000
ABN AMRO North America [Member] | Trust Securities [Member] | Series Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	77,000,000
ABN AMRO North America [Member] | Trust Securities [Member] | Series Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	77,000,000
ABN AMRO North America [Member] | Trust Securities [Member] | Series Six [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	77,000,000
ABN AMRO North America [Member] | Trust Securities [Member] | Series Seven [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	88,000,000
ABN AMRO North America [Member] | Trust Securities [Member] | Series Nine [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	70,000,000
ABN AMRO North America [Member] | Trust Securities [Member] | Series Ten [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	53,000,000
ABN AMRO North America [Member] | Trust Securities [Member] | Series Eleven [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	27,000,000
ABN AMRO North America [Member] | Trust Securities [Member] | Series Twelve [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	80,000,000
ABN AMRO North America [Member] | Trust Securities [Member] | Series Thirteen [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	70,000,000
ABN AMRO North America [Member] | Notes Payable [Member] | Series One [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	77,000,000
ABN AMRO North America [Member] | Notes Payable [Member] | Series Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	77,000,000
ABN AMRO North America [Member] | Notes Payable [Member] | Series Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	77,000,000
ABN AMRO North America [Member] | Notes Payable [Member] | Series Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	77,000,000
ABN AMRO North America [Member] | Notes Payable [Member] | Series Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	77,000,000
ABN AMRO North America [Member] | Notes Payable [Member] | Series Six [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	77,000,000
ABN AMRO North America [Member] | Notes Payable [Member] | Series Seven [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	88,000,000
ABN AMRO North America [Member] | Notes Payable [Member] | Series Nine [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	70,000,000
ABN AMRO North America [Member] | Notes Payable [Member] | Series Ten [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	53,000,000
ABN AMRO North America [Member] | Notes Payable [Member] | Series Eleven [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	27,000,000
ABN AMRO North America [Member] | Notes Payable [Member] | Series Twelve [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	80,000,000
ABN AMRO North America [Member] | Notes Payable [Member] | Series Thirteen [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	70,000,000
LaSalle [Member] | Series I [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.055%
LaSalle [Member] | Series J [Member]
Debt Instrument [Line Items]
Variable Rate Basis	three-month Libor
Basis Spread on Variable Rate (in bps)	1.055%
LaSalle [Member] | Trust Securities [Member] | Series I [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	491,000,000
LaSalle [Member] | Trust Securities [Member] | Series J [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	94,000,000
LaSalle [Member] | Notes Payable [Member] | Series I [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	491,000,000
LaSalle [Member] | Notes Payable [Member] | Series J [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	94,000,000
Countrywide [Member] | Capital Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.08
Countrywide [Member] | Capital Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.07
Countrywide [Member] | Capital Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.07
Countrywide [Member] | Trust Securities [Member] | Capital Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	200,000,000
Countrywide [Member] | Trust Securities [Member] | Capital Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	500,000,000
Countrywide [Member] | Trust Securities [Member] | Capital Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	1,495,000,000
Countrywide [Member] | Notes Payable [Member] | Capital Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	206,000,000
Countrywide [Member] | Notes Payable [Member] | Capital Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	515,000,000
Countrywide [Member] | Notes Payable [Member] | Capital Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	1,496,000,000
Merrill Lynch [Member] | Capital Trust One [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.06
Merrill Lynch [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.06
Merrill Lynch [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.074
Merrill Lynch [Member] | Preferred Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.07
Merrill Lynch [Member] | Preferred Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.07
Merrill Lynch [Member] | Preferred Capital Trust Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	0.07
Merrill Lynch [Member] | Trust Securities [Member] | Capital Trust One [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	1,050,000,000
Merrill Lynch [Member] | Trust Securities [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	950,000,000
Merrill Lynch [Member] | Trust Securities [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	750,000,000
Merrill Lynch [Member] | Trust Securities [Member] | Preferred Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	750,000,000
Merrill Lynch [Member] | Trust Securities [Member] | Preferred Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	400,000,000
Merrill Lynch [Member] | Trust Securities [Member] | Preferred Capital Trust Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	850,000,000
Merrill Lynch [Member] | Notes Payable [Member] | Capital Trust One [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	1,051,000,000
Merrill Lynch [Member] | Notes Payable [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	951,000,000
Merrill Lynch [Member] | Notes Payable [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	751,000,000
Merrill Lynch [Member] | Notes Payable [Member] | Preferred Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	900,000,000
Merrill Lynch [Member] | Notes Payable [Member] | Preferred Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	480,000,000
Merrill Lynch [Member] | Notes Payable [Member] | Preferred Capital Trust Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount	1,021,000,000

[1]	Notes were denominated in British Pound. Presentation currency is U.S. Dollar.